Pledged assets and collateral	12 Months Ended
Mar. 31, 2016
Pledged assets and collateral

8. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2015 and 2016:

	2015	2016
	(in billions of yen)
Interest-bearing deposits in other banks	35	69
Trading account assets	8,462	7,939
Investments	10,432	10,254
Loans	6,881	5,871
Other assets	945	1,322

Total	26,755	25,455

The associated liabilities collateralized by the above assets at March 31, 2015 and 2016 are summarized below:

	2015	2016
	(in billions of yen)
Deposits	773	813
Call money and funds purchased	1,265	—
Payables under repurchase agreements	7,862	6,182
Payables under securities lending transactions	2,339	2,790
Other short-term borrowings	510	657
Long-term debt	5,113	5,545

Total	17,862	15,987

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2015 and 2016, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥26,824 billion and ¥34,377 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,313 billion and ¥1,322 billion at March 31, 2015 and 2016, respectively.

At March 31, 2015 and 2016, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥13,588 billion and ¥12,116 billion, respectively, of which ¥12,657 billion and ¥11,616 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales.